LONG-TERM INVESTMENTS, NET - Investments in equity method investees (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investments in equity method investees
Balance at beginning		¥ 430,292
Income (loss) from investment		44,588	$ 6,465	¥ 39,520	¥ (10,924)
Investment impairment		0		(2,914)	(26,650)
Dividend received		(55,812)	$ (8,092)	(76,619)	(38,616)
Balance at ending		370,985		430,292
Investments in equity method investees
Investments in equity method investees
Balance at beginning		430,292		689,929	395,926
Investments made		12,188		258,990	339,577
Income (loss) from investment		44,588		39,520	(10,924)
Investment impairment				(2,914)	(26,650)
Disposal of investment	¥ 495,000	134,406		540,433
Dividend received		(27,338)		(14,800)	(8,000)
Acquired in a business combination		45,661
Balance at ending		¥ 370,985		430,292	689,929
Company primarily engaged in residential property rental agency and management services
Investments in equity method investees
Investments made					¥ 280,000
Company primarily engaged in real estate development projects investment
Investments in equity method investees
Investments made				¥ 198,000